Leases	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Leases

25.	Leases

The Group leases vehicles through Al Shola Gas and office premises in Ireland and Spain. Right-of-use assets are presented within property, plant and equipment (Note 9).

	30 June 2026	31 December 2025
	€’000	€’000
Current (within trade and other payables, Note 17)	188	170
Non-current	248	281
Total lease liabilities	436	451

Movement in lease liabilities

Six months ended 30 June 2026
€’000
At 1 January 2026	451
New leases	64
Interest expense	15
Lease payments	(103)
Exchange differences	9
At 30 June 2026	436

Depreciation of right-of-use assets was €91k and interest on lease liabilities €15k for the six months ended 30 June 2026. Lease liabilities at Al Shola Gas are discounted at an incremental borrowing rate of 8%, and those of the parent company and BrightHy at rates between 3% and 6%.